Share-Based Compensation - Summary of Stock Options Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, options outstanding | shares	22,467,373	22,467,373
Number of options, granted | shares	8,879,986	8,879,986
Option exercised, shares | shares	8,987,646	8,987,646
Number of options, forfeited | shares	713,481	713,481
Number of options, options outstanding | shares	21,646,232	21,646,232	22,467,373
Number of options, options vested and expected to vest | shares		21,646,232
Number of options, option exercisable | shares		15,841,720
Weighted average exercise price, options outstanding | $ / shares		$ 37.77
Weighted average exercise price, granted | $ / shares		0.01
Weighted average exercise price, exercised | $ / shares		0.10
Weighted average exercise price, forfeited | $ / shares		38.52
Weighted average exercise price, options outstanding | $ / shares		37.78
Weighted average exercise price, options vested and expected to vest | $ / shares		37.78
Weighted average exercise price, option exercisable | $ / shares		$ 38.13
Weighted average remaining contractual term (years), options outstanding	4 years 9 months 7 days	4 years 9 months 7 days
Weighted average remaining contractual term (years), options vested and expected to vest	4 years 9 months 7 days	4 years 9 months 7 days
Weighted average remaining contractual term (years), option exercisable	4 years 9 months 7 days	4 years 9 months 7 days
Aggregate intrinsic value, exercised | ¥	¥ 255,728		¥ 681	¥ 39,716
Aggregate intrinsic value, options outstanding | $		$ 123,239
Aggregate intrinsic value, options vested and expected to vest | $		123,239
Aggregate intrinsic value, option exercisable | $		$ 91,607